Commitments and Contingencies (Details) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Commitments and Contingencies [Abstract]
2014	$ 29,122		$ 29,605
Thereafter
Total minimum payment	29,122		29,605
Rental expenses	$ 39,489	$ 21,412	$ 32,080	$ 85,300